Deferred Charges, Net (Tables)	6 Months Ended
Jun. 30, 2018
Deferred Charges, Net
Schedule of deferred charges, net

Deferred charges, net consisted of the following (in thousands):

Drydocking and Special Survey Costs
As of January 1, 2017	$8,199
Additions	7,511
Amortization	(6,748)

As of December 31, 2017	8,962
Additions	10,351
Amortization	(4,252)

As of June 30, 2018	$15,061